File No. 2-88816

811-03940

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 154  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 154  [X]

(Check appropriate box or boxes.)

BNY Mellon Strategic Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statements of BNY Mellon Select Managers Small Cap Value Fund, BNY Mellon U.S. Equity Fund, BNY Mellon Global Stock Fund

BNY Mellon International Stock Fund and BNY Mellon Select Managers Small Cap Growth Fund.

BNY Mellon Active MidCap Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 4th day of May, 2020.

BNY Mellon Strategic Funds, Inc.

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	05/04/2020

Renee LaRoche-Morris

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	05/04/2020

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	05/04/2020

Joseph S. DiMartino

/s/ Gordon J. Davis*	Board Member	05/04/2020

Gordon J. Davis

/s/ Joni Evans*	Board Member	05/04/2020

Joni Evans

/s/ Joan L. Gulley*	Board Member	05/04/2020

Joan L. Gulley

/s/ Ehud Houminer*	Board Member	05/04/2020

Ehud Houminer

/s/ Alan H. Howard*	Board Member	05/04/2020

Alan H. Howard

/s/ Robin A. Melvin*	Board Member	05/04/2020

Robin A. Melvin

/s/ Burton N. Wallack*	Board Member	05/04/2020

Burton N. Wallack

/s/ Benaree P. Wiley*	Board Member	05/04/2020

Benaree P. Wiley

*BY:	/s/Sarah S. Kelleher
Sarah S. Kelleher, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

 EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.